Note 8 - Goodwill and Other Intangible Assets (Details Textual) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 01, 2014
Weighted Average [Member]
Finite-Lived Intangible Asset, Useful Life	16 years 73 days
Trademarks [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	¥ 11,000,000
RYUKOSHA [Member]
Goodwill				¥ 199,658,000
Goodwill, Impairment Loss	0	¥ 0	¥ 0
Amortization of Intangible Assets	388,014,000	397,030,000
Goodwill	¥ 6,169,609,000	¥ 6,169,609,000	¥ 5,969,951,000